Label	Element	Value
Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Government Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act (“Rule 2a‑7”) and other rules of the SEC. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued, delayed delivery or forward commitment basis.
The Government Portfolio has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. This non‑fundamental policy will not change without the Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Portfolio’s cash holdings are not eligible under the 80% policy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the performance of the Government Portfolio and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one‑, five- and ten‑year periods ended December 31, 2024. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621‑9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Government Portfolio and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 621‑9215
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Government Portfolio Annual Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 1.34% (for the quarter ended December 31, 2023) and the lowest quarterly return was 0.00% (for the quarter ended September 30, 2021).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024):
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Government Portfolio seven‑day average yield as of December 31, 2024 was 4.44%. You may obtain this Portfolio’s current seven‑day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621‑9215.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Government Portfolio seven‑day average yield as of December 31, 2024 was
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 621‑9215
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.44%
Government Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so.
Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Government Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government Portfolio | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security held by the Portfolio may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impact their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.

Government Portfolio | U S Treasury Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in the Portfolio In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Portfolio and substantial negative consequences for the U.S. economy and the global financial system.

Government Portfolio | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Portfolio and substantial negative consequences for the U.S. economy and the global financial system.

Government Portfolio | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Government Portfolio | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Portfolio’s investment in that issuer.

Government Portfolio | Forward Commitment When Issued and Delayed Delivery Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Government Portfolio | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Government Portfolio | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, including supply and demand, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Government Portfolio | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Portfolio has exposure.

Government Portfolio | Stable Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

Government Portfolio | Variable and Floating Rate Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Government Portfolio | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory and Servicing Fees	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	98
10 Years	rr_ExpenseExampleYear10	$ 234
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.22%
2017	rr_AnnualReturn2017	0.79%
2018	rr_AnnualReturn2018	1.78%
2019	rr_AnnualReturn2019	2.16%
2020	rr_AnnualReturn2020	0.43%
2021	rr_AnnualReturn2021	0.02%
2022	rr_AnnualReturn2022	1.53%
2023	rr_AnnualReturn2023	5.05%
2024	rr_AnnualReturn2024	5.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	1.71%

[1]
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2026, without the consent of the Board of Trustees of the Fund (the “Board”).